Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay for Performance
Required Tabular Disclosure of PVP

Year (a)	Summary Compensation Table Total for PEO (1) (b)	Compensation Actually Paid for PEO (1)(3) (c)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (2) (d)	Average Compensation Actually Paid for Non-PEO Named Executive Officers (2)(3) (e)	Value of Initial Fixed $100 Investment Based on		Net Income (6) (h)	CSM: Adjusted EPS (7) (i)
					Company Total Shareholder Return (4) (f)	Peer Group Total Shareholder Return (5) (g)
2022	$22,270,578	$14,220,443	$6,259,042	$3,066,629	$55.00	$101.00	$143,313,000	$9.32
2021	$23,318,393	($5,868,326)	$6,816,632	($1,131,881)	$75.00	$143.00	$987,864,000	$8.16
2020	$15,517,272	$23,203,126	$4,822,140	$11,886,004	$119.00	$132.00	$605,100,000	$6.40

(1)	The principal executive officer (PEO) for each of 2022, 2021 and 2020 is Mr. Jeffrey Sloan.

(2)
The
non-PEO
named executive officers (NEOs) reflected in columns (d) and (e) represent the following individuals: for 2020 and 2021, Messrs. Cameron Bready, Paul Todd, Dr. Guido Sacchi and David Green; and for 2022, Messrs. Cameron Bready, Paul Todd, Joshua Whipple, Dr. Guido Sacchi and David Green. Mr. Todd retired from the position as Chief Financial Officer as of June 30, 2022, and subsequently left the Company on August 31, 2022. Mr. Whipple became the Company’s Chief Financial Officer effective July 1, 2022.

(3)
The dollar amounts reported in columns (c) and (e) represent the compensation actually paid (CAP) to the Chief Executive Officer and other non-CEO
NEOs, respectively, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to the Chief Executive Officer or other NEOs, respectively, during the applicable year.

To calculate CAP for the PEO, the following amounts were deducted from or added to Summary Compensation Table (SCT) total compensation:

Year	SCT Total	SCT Equity Award Value Deducted (a)	Equity Award Value Added (b)(c)(d)	CAP (b)

2022	$22,270,578	- $17,753,231	+ $9,703,096	$14,220,443

2021	$23,318,393	- $20,429,954	+ ($8,756,765)	($5,868,326)

2020	$15,517,272	- $15,065,695	+ $22,751,549	$23,203,126
To calculate CAP for the
non-PEO’s,
the following amounts were deducted from or added to average SCT compensation:

Year	Average SCT	Average SCT Equity Award Value Deducted (a)	Average Equity Award Value Added (b)(c)(d)	Average CAP (b)

2022	$6,259,042	- $4,734,791	+ $1,542,378	$3,066,629

2021	$6,816,632	- $5,462,459	+ ($2,486,055)	($1,131,881)

2020	$4,822,140	- $4,265,763	+ $11,329,628	$11,886,004

(a)	Represents the grant date fair value of equity-based awards granted each year. There are no pension benefits for the PEO or non-PEO NEOs.

(b)	Calculated in accordance with the methodology specified in the SEC’s pay versus performance rules.

(c)
The fair value of the stock options was determined using the Black Scholes model, which is consistent with the fair value methodology used to account for share-based payments in our financial statements. The assumptions used in calculating the fair value of the stock options did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table for the applicable years, as follows: expected term of 5 years, an expected volatility ranging
30-45%,
a risk-free rate of
0.33-4.00%,
and a dividend yield ranging
0.39-0.56%.

(d)
The fair value of the performance stock units without a market condition was determined based on the probable outcome of the performance condition and the stock price on the applicable valuation dates. The fair value of performance stock units with a market condition was determined using the Monte Carlo model, and is based on (i) actual achievement for performance periods completed; (ii) probable outcome as of the applicable valuation date for performance periods not completed (assumed at 100% target performance), and (iii) no modification of the payout based on the TSR modifier for the applicable
3-year
period. The assumptions used in calculating the fair value of the performance stock units without a market condition and the performance stock units with a market condition did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table for the applicable year. The fair value calculation used herein is consistent with the fair value methodology used to account for share-based payments in our financial statements.

PEO Equity Component of CAP:

Equity Type	Fair Value of Current Year Equity Awards	Change in Fair Value of Prior Years’ Awards Unvested	Change in Fair Value of Prior Years’ Awards Vested	Dividends	Equity Fair Value Included in CAP

2022

Options	$3,111,096	($294,806)	$120,296	—	$2,936,586

RSAs	$3,924,828	($643,364)	$24,036	$102,974	$3,408,474

PSUs	$6,694,641	($3,309,868)	($26,737)	—	$3,358,036

Total	$13,730,565	($4,248,039)	$117,596	$102,974	$9,703,096

2021

Options	$2,587,894	($1,608,125)	($423,394)	—	$556,374

RSAs	$2,499,478	($1,474,570)	($488,050)	$34,732	$571,590

PSUs	$9,273,789	($16,193,576)	($2,964,942)	—	($9,884,730)

Total	$14,361,161	($19,276,272)	($3,876,386)	$34,732	($8,756,765)

2020

Options	$4,440,764	$1,312,952	$19,672	—	$5,773,388

RSAs	$3,627,673	$972,557	$70,079	$38,141	$4,708,450

PSUs	$5,797,847	$6,365,379	$106,483	—	$12,269,710

Total	$13,866,285	$8,650,889	$196,234	$38,141	$22,751,549

Average
Non-PEO
NEOs Equity Component of CAP:

Equity Type	Fair Value of Current Year Equity Awards	Change in Fair Value of Prior Years’ Awards Unvested	Change in Fair Value of Prior Years’ Awards Vested	Change in Fair Value of Prior Years’ Awards Forfeited	Dividends	Equity Fair Value Included in CAP

2022

Options	$494,347	($43,768)	$19,599	$144,835	—	$325,343

RSAs	$1,188,106	($125,159)	$4,229	$157,079	$37,140	$947,237

PSUs	$1,184,821	($213,847)	($90,740)	$610,437	—	$269,798

Total	$2,867,274	($382,774)	($66,912)	$912,351	$37,140	$1,542,378

2021

Options	$647,668	($348,027)	($85,022)	—	—	$214,619

RSAs	$625,579	($417,890)	($74,226)	—	$8,938	$142,402

PSUs	$2,561,861	($4,111,962)	($1,292,975)	—	—	($2,843,076)

Total	$3,835,109	($4,877,879)	($1,452,223)	—	$8,938	($2,486,055)

2020

Options	$1,143,101	$188,954	$2,829	—	—	$1,334,883

RSAs	$1,350,468	$124,507	$11,965	—	$8,030	$1,494,969

PSUs	$1,492,454	$6,992,032	$15,290	—	—	$8,499,775

Total	$3,986,022	$7,305,492	$30,084	—	$8,030	$11,329,628

(4)	Reflects our cumulative shareholder returns for the years ended December 31, 2022, 2021, and 2020, assuming the investment of $100 in our common stock and reinvestment of all dividends.

(5)
The Company’s peer group is hereby incorporated by reference to the Company’s peer group identified in this proxy statement on page 74. This column reflects the peer group’s cumulative shareholder returns for the years ended December 31, 2022, 2021, and 2020, assuming the investment of $100 in the peer group and the reinvestment of all dividends, and weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated.

(6)
As reported in our Consolidated Statements of Income in our Annual Report on Form
10-K
for the year ended December 31, 2022. Net income for the year ended December 31, 2022, included the unfavorable effects of a $833.1 million non-cash
goodwill impairment charge related to our former Business and Consumer Solutions segment, driven by the strategic review and pending divestiture of our consumer business, and a $199.1 million loss on business dispositions.

(7)
Our company selected measure is adjusted EPS, which is a
non-GAAP
measure, that excludes (i) acquisition-related amortization expense, (ii) share-based compensation expense, (iii) acquisition, integration and separation expenses, (iv) goodwill impairment charges and gain or losses on business divestitures, (v) facilities exit charges, (vi) equity method investment earnings from the Company’s interest in a private equity investment fund, (vii) discrete tax items and (viii) certain other items specific to each reporting period.

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote [Text Block]	for 2022, Messrs. Cameron Bready, Paul Todd, Joshua Whipple, Dr. Guido Sacchi and David Green. Mr. Todd retired from the position as Chief Financial Officer as of June 30, 2022, and subsequently left the Company on August 31, 2022. Mr. Whipple became the Company’s Chief Financial Officer effective July 1, 2022.	for 2020 and 2021, Messrs. Cameron Bready, Paul Todd, Dr. Guido Sacchi and David Green;	for 2020 and 2021, Messrs. Cameron Bready, Paul Todd, Dr. Guido Sacchi and David Green;
Peer Group Issuers, Footnote [Text Block]	The Company’s peer group is hereby incorporated by reference to the Company’s peer group identified in this proxy statement on page 74. This column reflects the peer group’s cumulative shareholder returns for the years ended December 31, 2022, 2021, and 2020, assuming the investment of $100 in the peer group and the reinvestment of all dividends, and weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated.
PEO Total Compensation Amount	$ 22,270,578	$ 23,318,393	$ 15,517,272
PEO Actually Paid Compensation Amount	$ 14,220,443	(5,868,326)	23,203,126
Adjustment To PEO Compensation, Footnote [Text Block]
To calculate CAP for the PEO, the following amounts were deducted from or added to Summary Compensation Table (SCT) total compensation:

Year	SCT Total	SCT Equity Award Value Deducted (a)	Equity Award Value Added (b)(c)(d)	CAP (b)

2022	$22,270,578	- $17,753,231	+ $9,703,096	$14,220,443

2021	$23,318,393	- $20,429,954	+ ($8,756,765)	($5,868,326)

2020	$15,517,272	- $15,065,695	+ $22,751,549	$23,203,126
(a)	Represents the grant date fair value of equity-based awards granted each year. There are no pension benefits for the PEO or non-PEO NEOs.

(b)	Calculated in accordance with the methodology specified in the SEC’s pay versus performance rules.

(c)
The fair value of the stock options was determined using the Black Scholes model, which is consistent with the fair value methodology used to account for share-based payments in our financial statements. The assumptions used in calculating the fair value of the stock options did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table for the applicable years, as follows: expected term of 5 years, an expected volatility ranging
30-45%,
a risk-free rate of
0.33-4.00%,
and a dividend yield ranging
0.39-0.56%.

PEO Equity Component of CAP:

Equity Type	Fair Value of Current Year Equity Awards	Change in Fair Value of Prior Years’ Awards Unvested	Change in Fair Value of Prior Years’ Awards Vested	Dividends	Equity Fair Value Included in CAP

2022

Options	$3,111,096	($294,806)	$120,296	—	$2,936,586

RSAs	$3,924,828	($643,364)	$24,036	$102,974	$3,408,474

PSUs	$6,694,641	($3,309,868)	($26,737)	—	$3,358,036

Total	$13,730,565	($4,248,039)	$117,596	$102,974	$9,703,096

2021

Options	$2,587,894	($1,608,125)	($423,394)	—	$556,374

RSAs	$2,499,478	($1,474,570)	($488,050)	$34,732	$571,590

PSUs	$9,273,789	($16,193,576)	($2,964,942)	—	($9,884,730)

Total	$14,361,161	($19,276,272)	($3,876,386)	$34,732	($8,756,765)

2020

Options	$4,440,764	$1,312,952	$19,672	—	$5,773,388

RSAs	$3,627,673	$972,557	$70,079	$38,141	$4,708,450

PSUs	$5,797,847	$6,365,379	$106,483	—	$12,269,710

Total	$13,866,285	$8,650,889	$196,234	$38,141	$22,751,549

Non-PEO NEO Average Total Compensation Amount	$ 6,259,042	6,816,632	4,822,140
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,066,629	(1,131,881)	11,886,004
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
To calculate CAP for the
non-PEO’s,
the following amounts were deducted from or added to average SCT compensation:

Year	Average SCT	Average SCT Equity Award Value Deducted (a)	Average Equity Award Value Added (b)(c)(d)	Average CAP (b)

2022	$6,259,042	- $4,734,791	+ $1,542,378	$3,066,629

2021	$6,816,632	- $5,462,459	+ ($2,486,055)	($1,131,881)

2020	$4,822,140	- $4,265,763	+ $11,329,628	$11,886,004

(a)	Represents the grant date fair value of equity-based awards granted each year. There are no pension benefits for the PEO or non-PEO NEOs.

(b)	Calculated in accordance with the methodology specified in the SEC’s pay versus performance rules.

(c)
The fair value of the stock options was determined using the Black Scholes model, which is consistent with the fair value methodology used to account for share-based payments in our financial statements. The assumptions used in calculating the fair value of the stock options did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table for the applicable years, as follows: expected term of 5 years, an expected volatility ranging
30-45%,
a risk-free rate of
0.33-4.00%,
and a dividend yield ranging
0.39-0.56%.

Average
Non-PEO
NEOs Equity Component of CAP:

Equity Type	Fair Value of Current Year Equity Awards	Change in Fair Value of Prior Years’ Awards Unvested	Change in Fair Value of Prior Years’ Awards Vested	Change in Fair Value of Prior Years’ Awards Forfeited	Dividends	Equity Fair Value Included in CAP

2022

Options	$494,347	($43,768)	$19,599	$144,835	—	$325,343

RSAs	$1,188,106	($125,159)	$4,229	$157,079	$37,140	$947,237

PSUs	$1,184,821	($213,847)	($90,740)	$610,437	—	$269,798

Total	$2,867,274	($382,774)	($66,912)	$912,351	$37,140	$1,542,378

2021

Options	$647,668	($348,027)	($85,022)	—	—	$214,619

RSAs	$625,579	($417,890)	($74,226)	—	$8,938	$142,402

PSUs	$2,561,861	($4,111,962)	($1,292,975)	—	—	($2,843,076)

Total	$3,835,109	($4,877,879)	($1,452,223)	—	$8,938	($2,486,055)

2020

Options	$1,143,101	$188,954	$2,829	—	—	$1,334,883

RSAs	$1,350,468	$124,507	$11,965	—	$8,030	$1,494,969

PSUs	$1,492,454	$6,992,032	$15,290	—	—	$8,499,775

Total	$3,986,022	$7,305,492	$30,084	—	$8,030	$11,329,628

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
1.	CAP versus TSR and Peer Group TSR
Although our Company’s share price performance was negatively impacted in the last two years by an overall dislocation in the stock market for the financial technology sector, we have demonstrated sustained market outperformance over the past 10 years and long-term investors have experienced significant shareholder value growth. A $
100
investment in our Company on October 1, 2013 (when our current Chief Executive Officer was appointed), would be worth $
455
on 01/31/2023.

* The line graph assumes the investment of $100 in our common stock and the peer group on December 31, 2019 and assumes reinvestment of all dividends.

Compensation Actually Paid vs. Net Income [Text Block]
2.	CAP versus Net Income
Net income for the year ended December 31, 2022 included the unfavorable effects of a $833.1 million non-cash
goodwill impairment charge related to our former Business and Consumer Solutions segment, driven by the strategic review and pending divestiture of our consumer business, and a $199.1 million loss on business dispositions. As further described in our Compensation Discussion and Analysis, the Company does not use net income as a performance metric in its compensation program to determine compensation levels or incentive plan payouts.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
3.	CAP versus Company-Selected Measure (CSM)
The chart below compares the Chief Executive Officer’s and other NEO’s CAP to our adjusted EPS. The Compensation Committee believes that the use of adjusted EPS provides a strong incentive for sustained results over the long-term.

Total Shareholder Return Vs Peer Group [Text Block]
1.	CAP versus TSR and Peer Group TSR
Although our Company’s share price performance was negatively impacted in the last two years by an overall dislocation in the stock market for the financial technology sector, we have demonstrated sustained market outperformance over the past 10 years and long-term investors have experienced significant shareholder value growth. A $
100
investment in our Company on October 1, 2013 (when our current Chief Executive Officer was appointed), would be worth $
455
on 01/31/2023.

* The line graph assumes the investment of $100 in our common stock and the peer group on December 31, 2019 and assumes reinvestment of all dividends.

Tabular List [Table Text Block]
Required Tabular Disclosure of Most Important Measures to Determine 2022 CAP
The three items listed below represent the most important metrics we used to determine CAP for 2022 as further described in our Compensation Discussion and Analysis within the sections titled “Elements of Executive Compensation Program - Short-Term Incentive Plan and - Long-Term Incentive Plan.”

Most Important Performance Measures

Adjusted EPS

Adjusted Net Revenue

Adjusted Operating Margin

Total Shareholder Return Amount	$ 55	75	119
Peer Group Total Shareholder Return Amount	101	143	132
Net Income (Loss)	$ 143,313,000	$ 987,864,000	$ 605,100,000
Company Selected Measure Amount	9.32	8.16	6.4
PEO Name	Mr. Jeffrey Sloan
Changes In Goodwill Impairment	$ (833,100,000)
Gain Loss On Disposition Of Business	$ (199,100,000)
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS
Non-GAAP Measure Description [Text Block]	Our company selected measure is adjusted EPS, which is a
non-GAAP
	measure, that excludes (i) acquisition-related amortization expense, (ii) share-based compensation expense, (iii) acquisition, integration and separation expenses, (iv) goodwill impairment charges and gain or losses on business divestitures, (v) facilities exit charges, (vi) equity method investment earnings from the Company’s interest in a private equity investment fund, (vii) discrete tax items and (viii) certain other items specific to each reporting period.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Net Revenue
Non-GAAP Measure Description [Text Block]	We use these financial performance metrics to set goals for, and to determine compensation paid, to our NEOs. See
Appendix A
	to this proxy statement for a description of these non-GAAP financial measures.
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Operating Margin
PEO [Member] | SCT Equity Award Value Deducted [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	$ (17,753,231)	$ (20,429,954)	$ (15,065,695)
PEO [Member] | Equity Award Value Added [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	9,703,096	(8,756,765)	22,751,549
PEO [Member] | Fair Value of Current Year Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	13,730,565	14,361,161	13,866,285
PEO [Member] | Fair Value of Current Year Equity Awards Options [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	3,111,096	2,587,894	4,440,764
PEO [Member] | Fair Value of Current Year Equity Awards RSAs [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	3,924,828	2,499,478	3,627,673
PEO [Member] | Fair Value of Current Year Equity Awards PSUs [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	6,694,641	9,273,789	5,797,847
PEO [Member] | Change in Fair Value of Prior Years Awards Unvested [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	(4,248,039)	(19,276,272)	8,650,889
PEO [Member] | Change in Fair Value of Prior Years Awards Unvested Option [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	(294,806)	(1,608,125)	1,312,952
PEO [Member] | Change in Fair Value of Prior Years Awards Unvested RSAs [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	(643,364)	(1,474,570)	972,557
PEO [Member] | Change in Fair Value of Prior Years Awards Unvested PSUs [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	(3,309,868)	(16,193,576)	6,365,379
PEO [Member] | Change in Fair Value of Prior Years Awards Vested [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	117,596	(3,876,386)	196,234
PEO [Member] | Change in Fair Value of Prior Years Awards Vested Option [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	120,296	(423,394)	19,672
PEO [Member] | Change in Fair Value of Prior Years Awards Vested RSAs [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	24,036	(488,050)	70,079
PEO [Member] | Change in Fair Value of Prior Years Awards Vested PSUs [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	(26,737)	(2,964,942)	106,483
PEO [Member] | RSAs Dividends [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	102,974	34,732	38,141
PEO [Member] | Dividends [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	102,974	34,732	38,141
PEO [Member] | Equity Fair Value Included in CAP Options [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	2,936,586	556,374	5,773,388
PEO [Member] | Equity Fair Value Included in CAP RSAs [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	3,408,474	571,590	4,708,450
PEO [Member] | Equity Fair Value Included in CAP PSUs [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	3,358,036	(9,884,730)	12,269,710
PEO [Member] | Equity Fair Value Included in CAP [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	9,703,096	(8,756,765)	22,751,549
Non-PEO NEO [Member] | SCT Equity Award Value Deducted [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	(4,734,791)	(5,462,459)	(4,265,763)
Non-PEO NEO [Member] | Equity Award Value Added [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	1,542,378	(2,486,055)	11,329,628
Non-PEO NEO [Member] | Fair Value of Current Year Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	2,867,274	3,835,109	3,986,022
Non-PEO NEO [Member] | Fair Value of Current Year Equity Awards Options [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	494,347	647,668	1,143,101
Non-PEO NEO [Member] | Fair Value of Current Year Equity Awards RSAs [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	1,188,106	625,579	1,350,468
Non-PEO NEO [Member] | Fair Value of Current Year Equity Awards PSUs [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	1,184,821	2,561,861	1,492,454
Non-PEO NEO [Member] | Change in Fair Value of Prior Years Awards Unvested [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	(382,774)	(4,877,879)	7,305,492
Non-PEO NEO [Member] | Change in Fair Value of Prior Years Awards Unvested Option [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	(43,768)	(348,027)	188,954
Non-PEO NEO [Member] | Change in Fair Value of Prior Years Awards Unvested RSAs [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	(125,159)	(417,890)	124,507
Non-PEO NEO [Member] | Change in Fair Value of Prior Years Awards Unvested PSUs [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	(213,847)	(4,111,962)	6,992,032
Non-PEO NEO [Member] | Change in Fair Value of Prior Years Awards Vested [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	(66,912)	(1,452,223)	30,084
Non-PEO NEO [Member] | Change in Fair Value of Prior Years Awards Vested Option [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	19,599	(85,022)	2,829
Non-PEO NEO [Member] | Change in Fair Value of Prior Years Awards Vested RSAs [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	4,229	(74,226)	11,965
Non-PEO NEO [Member] | Change in Fair Value of Prior Years Awards Vested PSUs [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	(90,740)	(1,292,975)	15,290
Non-PEO NEO [Member] | Change in Fair Value of Prior Years Awards Forfeited [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	(912,351)
Non-PEO NEO [Member] | RSAs Dividends [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	37,140	8,938	8,030
Non-PEO NEO [Member] | Dividends [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	37,140	8,938	8,030
Non-PEO NEO [Member] | Equity Fair Value Included in CAP Options [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	325,343	214,619	1,334,883
Non-PEO NEO [Member] | Equity Fair Value Included in CAP RSAs [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	947,237	142,402	1,494,969
Non-PEO NEO [Member] | Equity Fair Value Included in CAP PSUs [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	269,798	(2,843,076)	8,499,775
Non-PEO NEO [Member] | Equity Fair Value Included in CAP [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	1,542,378	$ (2,486,055)	$ 11,329,628
Non-PEO NEO [Member] | Change in Fair Value of Prior Years Awards Forfeited options [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	(144,835)
Non-PEO NEO [Member] | Change in Fair Value of Prior Years Awards Forfeited RSAs [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	(157,079)
Non-PEO NEO [Member] | Change in Fair Value of Prior Years Awards Forfeited PSUs [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	$ (610,437)